Economic Activity	6 Months Ended
Jun. 30, 2025
Disclosure of Reporting Entity Economic Activity Information [Abstract]
Economic Activity
1.	Economic Activity

A.	Business activity
Auna S.A. (hereinafter the “Company” or “Auna”) is a subsidiary of Enfoca Group (ultimate controlling party), which holds a share capital of 68.26% acquired through different mechanisms. The Company is the controlling parent of a group of operating and pre-operating
companies focused on the healthcare sector.
The Company’s registered office is 6, rue Jean Monnet,
L-2180
Luxembourg, Grand Duchy of Luxembourg. The Company and its subsidiaries together are also referred to in these consolidated financial statements as the “Group”. The Group is a healthcare service provider primarily focused on services that provide cancer treatment through its subsidiary Oncosalud S.A.C., inpatient hospitals, outpatient care centers and specialized medical centers in Peru. Since the end of 2018 it has operated in Colombia through Promotora Médica Las Américas S.A. (hereinafter “PMLA”); since September 1, 2020 through Clínica Portoazul; and since April 21, 2022 through Oncomedica S.A. In February 2022, the Group established a holding company in Mexico, named Grupo Salud Auna Mexico S.A. de C.V. (hereinafter “Auna Mexico”), focused on healthcare investments. On October 5, 2022, the Group through Auna Mexico acquired Hospital y Clinica OCA S.A. de C.V., and on February 1, 2023 it acquired Dentegra Seguros Dentales, S.A. (hereinafter “Dentegra”).
Initial Public Offering
On March 21, 2024, the Group completed its initial public offering (the “IPO”) of 30,000,000 shares of Series A common stock at a price to the public of US$ 12.00 per share and the Company sold 30,000,000 of such shares. The Group received net proceeds from the IPO of S/ 1,267,794 thousand (equivalent to US$ 342,000 thousand), after deducting underwriting discounts and commissions, and S/ 61,769 thousand in offering-related expenses.

B.	Regulatory agency for private healthcare services
Oncosalud S.A.C. is an indirect subsidiary of the Company. It is supervised by the Superintendencia Nacional de Salud - SUSALUD (Peruvian Board of Health). SUSALUD authorizes, regulates, and supervises the operations of entities that provide healthcare services.
In the case of PMLA, Clínica Portoazul and Oncomedica S.A. these are regulated by the Superintendencia Nacional de Salud - Supersalud (Colombian Board of Health), an agency that authorizes, regulates, and supervises the operation of entities providing healthcare services.
Also, Dentegra Seguros Dentales, S.A. is a subsidiary of the Company, that is supervised by the Comisión Nacional de Seguros y Fianzas – CNSF (Mexican Commission of Insurers). CNSF authorizes, regulates, and supervises the operations of entities that provide insurers services.